APPENDIX G

APPENDIX H -- FORM N-CSR
                                                   -----------------------------
                                                   OMB APPROVAL
                                                   OMB Number: 3235-0570
                                                   Expires: November 30, 2005
                                                   Estimated average burden
                                                   hours per response...... 5.0
                                                   -----------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3541
                                    --------
                         Asset Management Fund
--------------------------------------------------------------------------------
                          (Exact name of registrant as specified in charter)
             3435 Stelzer Rd. Columbus, OH                        43219
--------------------------------------------------------------------------------
                (Address of principal executive offices)            (Zip code)
       BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                   (Name and address of agent for service)
Registrant's telephone number, including area code: 614-470-8000
                                                    ------------
Date of fiscal year end:    October 31, 2003
                        --------------------
Date of reporting period:     April 30, 2003
                          ------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                                  MANAGED BY:
                          SHAY ASSETS MANAGEMENT, INC.

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2003

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS................................    (82.1%)
     Fannie Mae -- Discount Note..................    (64.8%)
       1.20%                                                       5/1/03   $19,000,000   $19,000,000
       1.19%                                                      6/18/03     5,000,000     4,992,067
       1.18%                                                      6/25/03     6,000,000     5,989,183
                                                                                          -----------
                                                                                           29,981,250
                                                                                          -----------
     Federal Home Loan Bank -- Discount Note......    (17.3%)
       1.14%                                                       5/7/03     8,000,000     7,998,480
                                                                                          -----------
  TOTAL AGENCY OBLIGATIONS (Cost $37,979,730)                                              37,979,730
                                                                                          -----------
REPURCHASE AGREEMENTS.............................    (18.0%)
  Salomon Smith Barney, 1.26% (Agreement dated
     4/30/03 to be Repurchased at $8,309,291 on
     5/1/03. Collateralized by various Government
     Securities.)                                                             8,309,000     8,309,000
                                                                                          -----------
  TOTAL REPURCHASE AGREEMENTS (Cost $8,309,000)                                             8,309,000
                                                                                          -----------
TOTAL INVESTMENTS.................................    100.1%                               46,288,730
  (Cost $46,288,730) (a)
LIABILITIES IN EXCESS OF OTHER ASSETS.............     (0.1%)                                 (54,666)
                                                                                          -----------
Net Assets applicable to 46,245,607 Shares of
  Common Stock issued and outstanding.............    100.0%                              $46,234,064
                                                                                          ===========
Net Asset Value, Class I, offering and redemption
  price per share ($23,283,071 / 23,294,327)                                                    $1.00
                                                                                          ===========
Net Asset Value, Class D, offering and redemption
  price per share ($22,950,993 / 22,951,280)                                                    $1.00
                                                                                          ===========

--------------------------------------------------------------------------------
(a) Cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET
                                                ASSETS      MATURITY        PAR             VALUE
------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED
  SECURITIES*...............................    (79.8%)
  1 Yr. Constant Maturity Treasury Based
     ARMS...................................    (30.1%)
     Bear Stearns
       4.62%                                                 3/25/31    $ 26,939,055    $   27,477,836
       5.32%                                                12/25/40       6,627,642         6,745,697
     Fannie Mae
       4.24%                                                  7/1/25       8,179,071         8,480,674
       4.47%                                                 11/1/27       5,856,672         6,087,279
       4.47%                                                  7/1/28      21,895,250        22,784,744
       4.34%                                                  1/1/29      23,428,968        24,351,484
       4.28%                                                  8/1/29      18,552,094        19,253,595
       5.91%                                                  3/1/30      22,232,955        23,233,438
       4.34%                                                  6/1/30      21,462,593        22,321,097
       4.21%                                                  9/1/30      12,057,496        12,532,260
       5.44%                                                 5/25/42      51,125,922        53,330,727
     Fannie Mae Grantor Trust
       5.18%                                                 5/25/42      28,063,627        29,308,950
     Fannie Mae Whole Loan
       5.28%                                                 8/25/42      22,799,372        23,839,593
     Fifth Third Mortgage Loan Trust
       4.31%                                                11/19/32      69,004,006        69,888,120
     Freddie Mac
       5.76%                                                 10/1/22       8,305,928         8,666,716
       5.50%                                                  8/1/24      15,918,184        16,574,809
       4.33%                                                  9/1/27      10,039,709        10,419,335
       4.37%                                                 12/1/27      14,204,432        14,750,415
       4.44%                                                 12/1/27      15,140,992        15,737,169
       4.35%                                                  9/1/28      73,628,658        76,435,750
       4.46%                                                  9/1/30      11,063,539        11,485,336
       4.40%                                                  7/1/31      53,475,370        55,530,829

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET
                                                ASSETS      MATURITY        PAR             VALUE
------------------------------------------------------------------------------------------------------
     Government National Mortgage
       Association II
       4.50%                                                 7/20/31    $    384,614    $      394,229
       4.50%                                                 8/20/31          64,434            66,045
       4.50%                                                11/20/32      40,969,680        42,173,164
       4.00%                                                 1/20/33         637,960           655,504
       4.00%                                                 3/20/33      21,488,714        22,079,654
       5.63%                                                10/20/25       6,720,016         6,942,616
       5.63%                                                10/20/26      10,804,170        11,162,058
       5.38%                                                 4/20/27      11,158,973        11,493,742
       5.38%                                                 4/20/27      18,347,981        18,898,420
       5.75%                                                 8/20/27      10,081,368        10,424,765
       5.63%                                                10/20/27       8,345,384         8,621,825
       4.50%                                                 3/20/32      26,708,367        27,509,618
       5.50%                                                 4/20/32      20,724,131        21,384,712
       5.00%                                                 5/20/32      25,112,412        25,818,698
       5.00%                                                 6/20/32      37,969,149        39,037,031
       5.00%                                                 7/20/32      28,748,181        29,592,659
       4.50%                                                 8/20/32     131,370,492       134,654,756
       4.50%                                                 9/20/32     103,069,662       105,646,404
       4.00%                                                10/20/32      76,697,287        78,614,719
       4.00%                                                11/20/32      28,220,347        28,925,856
       4.50%                                                 1/20/33      34,411,501        35,443,846
       4.00%                                                 2/20/33      43,281,144        44,471,376
       4.50%                                                 2/20/33      33,353,758        34,354,371
     Structured Asset Mortgage Investments
       5.04%                                                 3/25/32      35,749,411        36,419,712
                                                                                        --------------
                                                                                         1,334,021,633
                                                                                        --------------
  6 Mo. Certificate of Deposit Based ARMS...     (0.7%)
     Fannie Mae
       3.27%                                                  6/1/21      10,385,694        10,544,725
       3.69%                                                 12/1/24      14,949,686        15,318,757
     Freddie Mac
       4.26%                                                  1/1/26       4,772,545         4,909,755
                                                                                        --------------
                                                                                            30,773,237
                                                                                        --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET
                                                ASSETS      MATURITY        PAR             VALUE
------------------------------------------------------------------------------------------------------
  6 Mo. London Interbank Offering Rate
     (LIBOR) Based ARMS.....................    (15.9%)
     Bear Stearns
       5.04%                                                 3/25/31    $  5,519,151    $    5,674,377
     Donaldson Lufkin & Jenrette Securities
       Corp.
       4.22%                                                 7/25/22       3,590,555         3,586,066
       4.74%                                                 4/25/24         729,813           728,900
     Fannie Mae
       2.67%                                                  9/1/27      68,592,846        70,371,973
       2.99%                                                 12/1/27      34,068,031        34,909,085
       2.78%                                                  3/1/28      74,102,752        75,885,849
       2.87%                                                 11/1/32      14,021,546        14,429,047
       3.10%                                                 12/1/32      10,284,291        10,599,248
       2.75%                                                  3/1/33      80,236,863        82,242,785
       2.93%                                                  3/1/33      25,796,104        26,618,355
     Freddie Mac
       4.56%                                                  9/1/30      24,634,493        25,519,795
     Structured Asset Mortgage Investments
       3.21%                                                 7/19/32      42,745,923        43,761,138
     Structured Asset Securities Corp.
       2.85%                                                 5/25/32      41,108,656        41,571,128
       3.47%                                                11/25/32      57,438,126        59,233,068
       4.03%                                                12/25/32      47,508,121        49,007,596
       3.65%                                                 2/25/33      95,117,508        98,416,898
       3.92%                                                 3/25/33      57,236,299        59,168,024
                                                                                        --------------
                                                                                           701,723,332
                                                                                        --------------
  6 Mo. Treasury Bill Based ARMS............     (0.5%)
     Citicorp
       4.18%                                                11/25/22      13,930,337        13,956,456
     Housing Securities, Inc.
       4.12%                                                 5/25/16       6,351,357         6,357,312
                                                                                        --------------
                                                                                            20,313,768
                                                                                        --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET
                                                ASSETS      MATURITY        PAR             VALUE
------------------------------------------------------------------------------------------------------
  Cost of Funds Index Based ARMS............     (1.3%)
     Fannie Mae
       3.16%                                                 6/25/12    $    455,185    $      455,185
     Washington Mutual
       3.40%                                                11/25/42      56,560,593        57,126,199
                                                                                        --------------
                                                                                            57,581,384
                                                                                        --------------
  HYBRID ARMS...............................    (22.4%)
     Bank of America Mortgage Securities
       7.11%                                                 6/20/31      50,928,130        52,137,673
       7.08%                                                 7/20/32      39,946,176        41,144,561
     Bear Stearns Companies, Inc.
       6.54%                                                 8/25/31       3,575,529         3,584,468
       1.97%                                                 1/25/33      25,687,020        25,687,020
     Credit Suisse First Boston
       6.87%                                                11/25/31      31,774,922        32,698,381
       5.92%                                                 6/25/32      30,314,152        31,090,952
     Fannie Mae
       5.17%                                                  6/1/32      11,301,047        11,717,773
       2.10%                                                 8/28/32      45,405,121        45,405,121
       2.23%                                                 9/25/32      70,000,000        70,000,000
       2.05%                                                10/25/32      40,000,000        40,000,000
       5.20%                                                 12/1/37      24,105,848        24,964,619
       4.74%                                                  3/1/38      35,514,655        36,857,553
       4.93%                                                  7/1/39      13,305,026        13,770,702
     GSR Mortgage Loan Trust
       2.36%                                                11/25/32       7,587,737         7,587,737
       1.68%                                                 3/25/33      49,222,845        49,222,845
     Master Adjustable Rate Mortgage
       5.56%                                                10/25/32      83,157,840        85,444,681
     Merrill Lynch Mortgage Investors
       5.32%                                                 6/25/23      25,391,361        25,827,775
     Salomon Brothers Mortgage Securities
       VII
       5.83%                                                 9/25/32      52,346,999        53,475,732
     Structured Asset Securities Corp.
       2.75%                                                11/25/32      14,758,281        14,758,281
       2.01%                                                 3/25/33      35,049,213        35,049,213
       1.75%                                                 4/25/33      42,038,918        42,038,918

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET
                                                ASSETS      MATURITY        PAR             VALUE
------------------------------------------------------------------------------------------------------
     Washington Mutual
       1.71%                                                 3/25/33    $ 81,783,433    $   81,783,433
       1.53%                                                 4/25/33      70,212,610        70,212,610
       1.68%                                                 4/25/33      92,830,848        92,830,847
       5.55%                                                10/19/39       5,498,463         5,550,011
                                                                                        --------------
                                                                                           992,840,906
                                                                                        --------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations............................     (8.9%)
     ABN AMRO Mortgage Corp.
       1.77%                                                10/25/32      71,687,024        71,799,034
     Fannie Mae
       1.57%                                                 7/25/11       4,521,359         4,521,359
       1.57%                                                11/25/23       3,669,508         3,669,508
       1.73%                                                 4/18/28       4,758,495         4,758,495
       1.63%                                                12/18/28      12,211,432        12,211,432
       1.57%                                                 8/25/31      10,517,290        10,517,290
       1.73%                                                 9/18/31      30,625,531        30,625,531
       2.85%                                                  2/1/33      39,992,599        41,554,810
     Government National Mortgage
       Association
       1.91%                                                 6/16/29       6,084,399         6,088,202
     GSR Mortgage Loan Trust
       1.97%                                                12/25/31      19,356,415        19,350,366
       1.67%                                                 3/25/32      42,795,965        42,742,470
       2.02%                                                 7/25/32      23,723,689        23,760,757
       2.42%                                                 7/25/32      10,994,821        10,984,514
     Master Asset Securitization Trust
       1.72%                                                 9/25/32      37,468,718        37,480,427
       1.77%                                                12/25/32      44,387,546        44,401,417
     MLCC Mortgage Investors, Inc.
       1.69%                                                 9/15/21      11,435,013        11,435,013
     Morserv, Inc.
       2.17%                                                11/25/26          17,989            18,017

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET
                                                ASSETS      MATURITY        PAR             VALUE
------------------------------------------------------------------------------------------------------
     Residential Accredit Loans, Inc.
       1.67%                                                 1/25/32    $ 18,371,602    $   18,365,861
                                                                                        --------------
                                                                                           394,284,503
                                                                                        --------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES* (Cost $3,507,710,567)                                                   3,531,538,763
                                                                                        --------------
  AGENCY OBLIGATIONS........................     (0.3%)
     Freddie Mac............................     (0.3%)
       4.13%                                                 6/27/05      13,587,000        13,642,197
                                                                                        --------------
  TOTAL AGENCY OBLIGATIONS (Cost
     $13,715,145)                                                                           13,642,197
                                                                                        --------------
FIXED RATE MORTGAGE-RELATED SECURITIES......     (8.1%)
  Collateralized Mortgage Obligations.......     (8.1%)
     Bank of America Mortgage Securities
       6.50%                                                12/25/31      23,585,899        23,792,275
     Fannie Mae
       4.00%                                                11/25/14      33,350,000        34,235,859
       3.00%                                                11/25/15      25,971,000        26,303,753
     Freddie Mac
       5.00%                                                 6/15/11       3,417,684         3,417,684
       5.00%                                                 2/15/15       7,933,254         7,933,254
       2.75%                                                 2/15/16      51,051,000        51,609,371
       4.00%                                                 8/15/17      29,535,413        29,803,078
     Residential Asset Securitization Trust
       3.75%                                                 8/25/17      48,233,586        48,746,068
     Structured Asset Securities Corp.
       3.25%                                                 8/25/32      58,292,279        58,656,606
       3.42%                                                 3/25/33      26,156,000        26,278,606
     Washington Mutual Mortgage Securities
       Corp.
       4.00%                                                 3/25/33      46,170,561        46,704,408
                                                                                        --------------
  TOTAL FIXED RATE MORTGAGE-RELATED
     SECURITIES (Cost $357,312,351)                                                        357,480,962
                                                                                        --------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                              PERCENTAGE
                                                OF NET
                                                ASSETS      MATURITY        PAR             VALUE
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS.......................    (11.6%)
  Bear Stearns* 1.34%, Open Maturity
     (Collateralized fully by various
     Government Securities.)                                            $200,000,000    $  200,000,000
  Salomon Smith Barney, 1.22% (Agreement
     dated 4/30/03 to be Repurchased at
     $43,001,457 on 5/1/03. Collateralized
     fully by various Government
     Securities.)                                                         43,000,000        43,000,000
  Salomon Smith Barney, 1.26% (Agreement
     dated 4/30/03 to be Repurchased at
     $271,501,502 on 5/1/03. Collateralized
     fully by various Government
     Securities.)                                                        271,492,000       271,492,000
                                                                                        --------------
  TOTAL REPURCHASE AGREEMENTS (Cost
     $514,492,000)                                                                         514,492,000
                                                                                        --------------
TOTAL INVESTMENTS (Cost $4,393,230,063)
  (a).......................................     99.8%                                   4,417,153,922
OTHER ASSETS IN EXCESS OF LIABILITIES.......      0.2%                                       8,102,004
                                                                                        --------------
Net Assets applicable to 444,732,343 Shares
  of Common Stock issued and outstanding....    100.0%                                  $4,425,255,926
                                                                                        ==============
Net Asset Value, offering and redemption
  price per share ($4,425,255,926 /
  444,732,343)                                                                                   $9.95
                                                                                        ==============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2003.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

                Unrealized appreciation                      $24,497,541
                Unrealized depreciation                         (573,682)
                                                             -----------
                Net unrealized appreciation                  $23,923,859
                                                             ===========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...      (72.4%)
  1 Yr. Constant Maturity Treasury Based ARMS..      (30.9%)
     Fannie Mae
       4.36%                                                      10/1/26    $ 4,057,568    $  4,207,191
       4.49%                                                      10/1/28      4,590,344       4,745,268
       4.67%                                                       7/1/30      2,917,953       3,031,935
       4.29%                                                       8/1/31      9,305,574       9,599,281
     First Republic Mortgage Loan Trust
       3.89%                                                     10/15/30     18,872,876      19,250,334
     Freddie Mac
       5.09%                                                      11/1/28      5,810,542       6,028,438
       4.86%                                                       1/1/29      9,503,138       9,889,202
       4.05%                                                      12/1/29      1,584,542       1,630,592
       4.53%                                                       9/1/30      4,868,738       5,039,144
     Government National Mortgage Association
       II
       5.63%                                                     10/20/25      8,522,657       8,804,970
       5.00%                                                      4/20/32      7,497,135       7,707,992
       5.00%                                                      8/20/32      9,602,188       9,884,252
                                                                                            ------------
                                                                                              89,818,599
                                                                                            ------------
  6 Mo. Certificate of Deposit Based ARMS......       (5.3%)
     Fannie Mae
       3.29%                                                       4/1/20     10,291,370      10,426,445
       3.35%                                                       7/1/24      4,935,471       5,015,672
                                                                                            ------------
                                                                                              15,442,117
                                                                                            ------------
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS................................      (18.9%)
     Fannie Mae
       2.91%                                                      12/1/26     12,695,168      13,008,581
       3.83%                                                       6/1/32      3,960,396       4,084,158
       2.71%                                                       9/1/32     12,517,905      12,866,059
     Structured Asset Securities Corp.
       2.85%                                                      5/25/32      6,166,298       6,235,669
       3.47%                                                     11/25/32      9,155,821       9,441,940
       4.18%                                                     11/25/32      9,155,821       9,441,940
                                                                                            ------------
                                                                                              55,078,347
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
  HYBRID ARMS..................................       (6.8%)
     Bank of America Mortgage Securities
       7.08%                                                      7/20/32    $ 4,588,666    $  4,726,326
     Fannie Mae
       2.23%                                                      9/25/32     15,000,000      15,000,000
                                                                                            ------------
                                                                                              19,726,326
                                                                                            ------------
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligation................................      (10.5%)
     Fannie Mae
       2.65%                                                       3/1/33     13,651,906      14,052,930
     Wells Fargo Mortgage Backed Securities
       Trust,
       1.72%                                                     11/25/31      2,792,438       2,792,438
       1.67%                                                      4/25/32      7,707,681       7,707,681
       1.72%                                                      7/25/32      6,114,100       6,114,100
                                                                                            ------------
                                                                                              30,667,149
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES* (Cost $209,537,491)                                                         210,732,538
                                                                                            ------------
CORPORATE NOTES................................      (10.3%)
  Libor Floater................................       (1.7%)
     Bear Stearns
       1.88%                                                      4/19/05      5,000,000       5,029,688
                                                                                            ------------
  Fixed Rate...................................       (8.6%)
     VZ GTE
       6.54%                                                      12/1/05      6,550,000       7,252,077
     Cit Group, Inc.
       7.50%                                                     11/14/03      5,500,000       5,659,844
     Household Netherlands BV
       6.20%                                                      12/1/03      6,500,000       6,676,719
     Merrill Lynch & Co.
       4.54%                                                       3/8/05      5,000,000       5,239,063
                                                                                            ------------
                                                                                              24,827,703
                                                                                            ------------
  TOTAL CORPORATE NOTES (Cost $29,596,289)                                                    29,857,391
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........      (14.7%)
  Collateralized Mortgage Obligations..........      (14.7%)
     Fannie Mae
       5.00%                                                      3/25/08    $ 4,952,741    $  4,962,027
     Freddie Mac
       5.85%                                                      2/15/19      9,670,288       9,694,464
     Government National Mortgage Association
       4.00%                                                      3/20/24      8,363,697       8,436,879
     Washington Mutual Mortgage Securities
       Corp.
       4.00%                                                      3/25/33      9,689,926       9,801,966
     Washington Mutual
       4.00%                                                      4/25/33      9,779,578       9,953,777
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $42,908,896)                                                                       42,849,113
                                                                                            ------------
REPURCHASE AGREEMENTS..........................       (2.1%)
  Salomon Smith Barney, 1.26% (Agreement dated
     4/30/03 to be Repurchased at $6,066,212 on
     5/1/03. Collateralized fully by various
     Government Securities.)                                                   6,066,000       6,066,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $6,066,000)                                                6,066,000
                                                                                            ------------
TOTAL INVESTMENTS (Cost $288,108,676) (a)......       99.5%                                  289,505,042

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES..........        0.5%                                 $  1,357,249
                                                                                            ------------
Net Assets applicable to 29,185,837 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $290,862,291
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($290,862,291 / 29,185,837)                                                            $9.97
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2003.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

                Unrealized appreciation                       $1,543,899
                Unrealized depreciation                         (147,533)
                                                              ----------
                Net unrealized appreciation                   $1,396,366
                                                              ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*......    (42.9%)
  1 Yr. Constant Maturity Treasury Based ARMS.....    (35.4%)
     Fannie Mae
       5.76%                                                      11/1/29   $ 3,414,107   $  3,556,006
       5.91%                                                       3/1/30     3,045,748      3,182,807
     Freddie Mac
       4.44%                                                       5/1/18     2,673,605      2,773,865
     Government National Mortgage Association II
       5.63%                                                     12/20/23     6,152,590      6,356,395
       5.75%                                                      7/20/27     1,761,009      1,820,994
       5.63%                                                     12/20/27     3,173,724      3,278,854
       4.50%                                                      8/20/32    13,049,874     13,376,119
       4.50%                                                      9/20/32     4,389,581      4,499,320
       4.50%                                                     12/20/32     5,626,738      5,792,023
       4.50%                                                      1/20/33     4,424,316      4,557,046
       4.00%                                                      2/20/33     9,923,391     10,196,285
       4.50%                                                      3/20/33    11,202,938     11,539,026
                                                                                          ------------
                                                                                            70,928,740
                                                                                          ------------
  HYBRID ARMS.....................................     (7.5%)
     Fannie Mae
       2.23%                                                      9/25/32    15,000,000     15,000,000
                                                                                          ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES* (Cost $85,104,533)                                                         85,928,740
                                                                                          ------------
AGENCY OBLIGATIONS................................    (14.1%)
  Fannie Mae......................................     (5.3%)
     6.50%                                                        8/15/04    10,000,000     10,665,625
                                                                                          ------------
  Freddie Mac.....................................     (8.8%)
     3.88%                                                        2/15/05    11,000,000     11,457,188
     2.88%                                                        9/15/05     6,000,000      6,146,250
                                                                                          ------------
                                                                                            17,603,438
                                                                                          ------------
  TOTAL AGENCY OBLIGATIONS (Cost $27,465,565)                                               28,269,063
                                                                                          ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES............    (15.4%)
  15 Yr. Securities...............................     (3.5%)
     Freddie Mac
       8.50%                                                      8/17/07   $ 2,532,973   $  2,707,115
       8.00%                                                     12/17/15     3,977,705      4,335,698
                                                                                          ------------
                                                                                             7,042,813
                                                                                          ------------
  BALLOONS........................................     (1.1%)
     Freddie Mac
       6.50%                                                       7/1/08     2,094,071      2,153,621
                                                                                          ------------
  Collateralized Mortgage Obligations.............    (10.8%)
     Fannie Mae
       3.50%                                                      6/25/10    10,000,000     10,209,375
     Freddie Mac
       7.00%                                                     12/15/06     1,115,188      1,146,204
       4.00%                                                     10/15/16    10,000,000     10,328,125
                                                                                          ------------
                                                                                            21,683,704
                                                                                          ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $30,532,071)                                                                     30,880,138
                                                                                          ------------
REPURCHASE AGREEMENTS.............................     (4.1%)
  Salomon Smith Barney, 1.26% (Agreement dated
     4/30/03 to be Repurchased at $8,181,286 on
     5/1/03. Collateralized fully by various
     Government Securities.)                                                  8,181,000      8,181,000
                                                                                          ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $8,181,000)                                              8,181,000
                                                                                          ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS     MATURITY       PAR          VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS.........................    (23.0%)
  U.S. Treasury Notes.............................    (23.0%)
     3.25%                                                        5/31/04   $ 5,000,000   $  5,110,938
     6.00%                                                        8/15/04     4,000,000      4,245,000
     5.88%                                                       11/15/04     5,000,000      5,346,875
     5.75%                                                       11/15/05     8,000,000      8,792,500
     4.63%                                                        5/15/06     3,000,000      3,231,563
     3.50%                                                       11/15/06     4,000,000      4,170,000
     3.25%                                                        8/15/07     5,000,000      5,135,938
     3.00%                                                       11/15/07    10,000,000     10,137,499
                                                                                          ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $44,342,448)                                                                           46,170,313
                                                                                          ------------
TOTAL INVESTMENTS (Cost $195,625,617) (a).........     99.5%                               199,429,254
OTHER ASSETS IN EXCESS OF LIABILITIES.............      0.5%                                   927,166
                                                                                          ------------
Net Assets applicable to 18,603,570 Shares of
  Common Stock issued and outstanding.............    100.0%                              $200,356,420
                                                                                          ============
Net Assets Value, offering and redemption price
  per Share ($200,356,420 / 18,603,570)                                                         $10.77
                                                                                          ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2003.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

                Unrealized appreciation                       $3,803,637
                Unrealized depreciation                                0
                                                              ----------
                Net unrealized appreciation                   $3,803,637
                                                              ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS     MATURITY       PAR          VALUE
-----------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.....    (23.2%)
  1 Yr. Constant Maturity Treasury Based ARMS....    (23.2%)
     Government National Mortgage Association II
       4.00%                                                    10/20/32   $13,299,560   $ 13,632,049
       4.00%                                                    12/20/32    25,604,670     26,244,787
       5.00%                                                     1/20/33     7,850,628      8,113,133
       3.50%                                                     2/20/33    18,479,395     18,831,659
       4.50%                                                     2/20/33     8,563,097      8,819,990
                                                                                         ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES* (Cost $75,325,739)                                                        75,641,618
                                                                                         ------------
AGENCY OBLIGATIONS...............................     (4.2%)
     Freddie Mac.................................     (4.2%)
       3.88%                                                     2/15/05    11,000,000     11,457,188
       5.75%                                                     3/15/09     2,000,000      2,256,250
                                                                                         ------------
  TOTAL AGENCY OBLIGATIONS (Cost $13,035,735)                                              13,713,438
                                                                                         ------------
FIXED RATE MORTGAGE-RELATED SECURITIES...........    (52.8%)
  15 Yr. Securities..............................    (33.4%)
     Government National Mortgage Association
       6.00%                                                     1/15/14     3,032,358      3,204,824
     Fannie Mae
       6.50%                                                      8/1/14     1,086,562      1,151,416
       7.00%                                                      3/1/15     2,632,400      2,810,087
       7.00%                                                      3/1/15     4,871,260      5,200,070
       7.00%                                                      3/1/15     2,804,516      2,993,820
       7.50%                                                     11/1/15     3,913,040      4,196,735
       6.50%                                                      1/1/16     4,665,475      4,943,946
       6.50%                                                      2/1/17     6,065,475      6,427,508
       6.50%                                                      6/1/17     5,072,171      5,374,916
       6.00%                                                      7/1/17     7,752,991      8,128,527
       6.00%                                                      7/1/17     5,297,700      5,554,307
       5.50%                                                      9/1/17    10,983,440     11,429,642
       5.50%                                                     10/1/17     5,453,516      5,675,065
       5.00%                                                     11/1/17    17,364,059     17,922,963

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS     MATURITY       PAR          VALUE
-----------------------------------------------------------------------------------------------------
     Freddie Mac
       7.50%                                                      1/1/10   $ 2,459,437   $  2,637,747
       7.50%                                                      7/1/11     1,427,414      1,530,902
       6.50%                                                      2/1/12     2,296,782      2,425,976
       6.50%                                                      4/1/12     1,579,008      1,667,827
       6.00%                                                      3/1/14     2,160,884      2,257,449
       6.00%                                                      7/1/14     1,826,872      1,908,510
       6.00%                                                      6/1/17    10,967,690     11,457,809
                                                                                         ------------
                                                                                          108,900,046
                                                                                         ------------
  Collateralized Mortgage Obligations............    (19.4%)
     Fannie Mae
       3.50%                                                     6/25/10    20,000,000     20,418,751
       5.50%                                                    10/25/19     2,706,779      2,707,625
     Freddie Mac
       4.00%                                                    10/15/16    10,604,957     10,952,932
     Government National Mortgage Association
       4.00%                                                     3/20/24     4,181,848      4,218,439
     Washington Mutual Mortgage Securities Corp.
       4.00%                                                     3/25/33     9,689,926      9,801,966
     Washington Mutual
       4.00%                                                     4/25/33    14,669,367     14,930,665
                                                                                         ------------
                                                                                           63,030,378
                                                                                         ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $168,282,041)                                                                  171,930,424
                                                                                         ------------
REPURCHASE AGREEMENTS............................     (6.2%)
  Salomon Smith Barney, 1.26% (Agreement dated
     4/30/03 to be Repurchased at $20,163,706 on
     5/1/03. Collateralized fully by various
     Government Securities.)                                                20,163,000     20,163,000
                                                                                         ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $20,163,000)                                           20,163,000
                                                                                         ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS     MATURITY       PAR          VALUE
-----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS........................    (13.3%)
  U.S. Treasury Notes............................    (13.3%)
     2.13%                                                      10/31/04   $ 4,000,000   $  4,050,000
     5.88%                                                      11/15/04     7,000,000      7,485,625
     5.75%                                                      11/15/05     5,000,000      5,495,313
     4.63%                                                       5/15/06     7,000,000      7,540,313
     3.00%                                                      11/15/07    14,000,000     14,192,499
     5.00%                                                       8/15/11     4,000,000      4,382,500
                                                                                         ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $41,558,326)                                                                          43,146,250
                                                                                         ------------
TOTAL INVESTMENTS (Cost $318,364,841) (a)........     99.7%                               324,594,730
OTHER ASSETS IN EXCESS OF LIABILITIES............      0.3%                                   857,479
                                                                                         ------------
Net Assets applicable to 33,306,150 Shares of
  Common Stock issued and outstanding............    100.0%                              $325,452,209
                                                                                         ============
Net Asset Value, offering and redemption price
  per share ($325,452,209 / 33,306,150)                                                         $9.77
                                                                                         ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2003.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

                Unrealized appreciation                       $6,343,513
                Unrealized depreciation                          (113624)
                                                              ----------
                Net unrealized appreciation                   $6,229,889
                                                              ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*...      (26.4%)
  1 Yr. Constant Maturity Treasury Based ARMS..      (26.4%)
     Government National Mortgage Association
       II
       4.50%                                                      8/20/32    $11,298,513    $ 11,580,976
       4.00%                                                     11/20/32     11,756,874      12,050,796
       4.50%                                                      1/20/33      7,369,872       7,590,968
       4.00%                                                      2/20/33      9,943,905      10,217,362
                                                                                            ------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES* (Cost $41,382,160)                                                           41,440,102
                                                                                            ------------
AGENCY OBLIGATIONS.............................       (2.2%)
     Freddie Mac...............................       (2.2%)
       5.75%                                                      3/15/09      3,000,000       3,384,375
                                                                                            ------------
  TOTAL AGENCY OBLIGATIONS (Cost $2,740,481)                                                   3,384,375
                                                                                            ------------
FIXED RATE MORTGAGE-RELATED SECURITIES.........      (56.9%)
  15 Yr. Securities............................      (10.3%)
     Fannie Mae
       7.00%                                                       3/1/15      4,413,146       4,711,033
       7.50%                                                      11/1/15      1,739,129       1,865,216
       6.50%                                                       2/1/17      3,032,737       3,213,754
       6.50%                                                       6/1/17      2,173,788       2,303,536
       5.00%                                                       3/1/18      3,982,444       4,110,629
                                                                                            ------------
                                                                                              16,204,168
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
  30 Yr. Securities............................      (46.6%)
     Fannie Mae
       8.00%                                                       8/1/30    $   629,641    $    679,815
       6.00%                                                       1/1/32      3,518,111       3,665,432
       6.00%                                                      10/1/32      3,310,752       3,449,390
       6.00%                                                      10/1/32      4,120,415       4,292,957
       5.50%                                                      12/1/32      4,865,496       5,006,900
       6.00%                                                      12/1/32      2,726,884       2,841,073
       5.50%                                                       2/1/33     14,783,479      15,213,124
       5.50%                                                       2/1/33     19,869,518      20,446,976
     Government National Mortgage Association
       7.50%                                                      2/15/24      3,080,455       3,288,385
       7.00%                                                      4/15/27      4,391,400       4,657,629
       7.50%                                                      6/15/27        529,760         565,519
       6.50%                                                      4/15/28      1,156,716       1,215,274
       6.00%                                                     11/15/28      1,706,581       1,784,977
       6.00%                                                      1/15/29      3,366,390       3,521,033
       8.00%                                                      4/15/30        829,176         896,029
     Government National Mortgage Association
       II
       6.50%                                                      3/20/26      1,399,370       1,470,213
                                                                                            ------------
                                                                                              72,994,726
                                                                                            ------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $86,336,181)                                                                       89,198,894
                                                                                            ------------
REPURCHASE AGREEMENTS..........................       (6.3%)
  Salomon Smith Barney, 1.26% (Agreement dated
     4/30/03 to be Repurchased at $9,824,344 on
     5/1/03. Collateralized fully by various
     Government Securities.)                                                   9,824,000       9,824,000
                                                                                            ------------
  TOTAL REPURCHASE AGREEMENTS (Cost $9,824,000)                                                9,824,000
                                                                                            ------------

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS......................       (8.2%)
     U.S. Treasury Notes.......................       (8.2%)
       1.88%                                                      9/30/04    $ 4,000,000    $  4,033,750
       2.13%                                                     10/31/04      2,000,000       2,025,000
       3.00%                                                     11/15/07      2,000,000       2,027,500
       6.50%                                                      2/15/10      4,000,000       4,762,500
                                                                                            ------------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $12,037,500)                                                                             12,848,750
                                                                                            ------------
TOTAL INVESTMENTS (Cost $152,320,322) (a)......      100.0%                                  156,696,121
OTHER ASSETS IN EXCESS OF LIABILITIES..........        0.0%                                       47,430
                                                                                            ------------
Net Assets applicable to 14,537,875 Shares of
  Common Stock issued and outstanding..........      100.0%                                 $156,743,551
                                                                                            ============
Net Asset Value, offering and redemption price
  per share ($156,743,551 / 14,537,875)                                                           $10.78
                                                                                            ============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2003.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

                Unrealized appreciation                       $4,394,041
                Unrealized depreciation                          (18,242)
                                                              ----------
                Net unrealized appreciation                   $4,375,799
                                                              ==========

See notes to financial statements.

                        (PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                                ADJUSTABLE                                                      U.S.
                                    MONEY      RATE MORTGAGE      ULTRA       SHORT U.S.     INTERMEDIATE    GOVERNMENT
                                    MARKET         (ARM)          SHORT       GOVERNMENT       MORTGAGE       MORTGAGE
                                     FUND          FUND            FUND          FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest income..............  $309,049     $45,493,126     $2,938,679    $2,843,804      $4,994,336     $2,799,504
    Operating expenses:
      Investment advisory fees...    36,642       8,451,210        630,109       222,182         531,698        166,463
      Distribution fee -- Class I
        Shares...................    25,321       4,973,945        350,059       133,310         227,872         99,878
      Distribution fee -- Class D
        Shares...................    45,287              --             --            --              --             --
      Administration fee.........     7,328         347,724         42,006        26,661          45,573         19,975
      Custodian fee..............     3,861         126,327          8,940        12,309           9,195          4,823
      Transfer agent fee.........     2,175          34,093          4,523         2,083           1,635            907
      Legal......................     1,110         104,917         10,338         4,415          12,617          4,643
      Printing...................       496          29,201             --         1,483           2,335          1,131
      Trustees' fees.............       546          43,295          3,207         1,908           3,261          1,320
      Other......................     9,368         285,700         13,265        25,523          17,434          8,213
                                   --------     -----------     ----------    -----------     ----------     ----------
      Total expenses before fee
        reductions...............   132,134      14,396,412      1,062,447       429,874         851,620        307,353
      Expenses reduced by
        Investment Advisor.......        --      (3,477,265)      (280,050)           --        (151,913)            --
      Expenses reduced by
        Distributor..............   (33,254)     (1,989,563)      (140,023)           --              --             --
                                   --------     -----------     ----------    -----------     ----------     ----------
        Net expenses.............    98,880       8,929,584        642,374       429,874         699,707        307,353
                                   --------     -----------     ----------    -----------     ----------     ----------
        Net investment income....   210,169      36,563,542      2,296,305     2,413,930       4,294,629      2,492,151
                                   --------     -----------     ----------    -----------     ----------     ----------
REALIZED AND UNREALIZED GAINS
  FROM INVESTMENT ACTIVITIES:
    Realized gains/(losses) from
      investment transactions....        --       4,298,331        154,794       144,052           8,394       (184,951)
    Change in unrealized
      appreciation/depreciation
      from investments...........        --       6,380,500      1,059,844        64,246         483,289        540,264
                                   --------     -----------     ----------    -----------     ----------     ----------
      Net realized/unrealized
        gains/(losses) from
        investments..............        --      10,678,831      1,214,638       208,298         491,683        355,313
                                   --------     -----------     ----------    -----------     ----------     ----------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS................  $210,169     $47,242,373     $3,510,943    $2,622,228      $4,786,312     $2,847,464
                                   ========     ===========     ==========    ===========     ==========     ==========

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                    MONEY MARKET FUND
                                                              ------------------------------
                                                               SIX MONTHS
                                                                  ENDED
                                                                APRIL 30,       YEAR ENDED
                                                                  2003          OCTOBER 31,
                                                               (UNAUDITED)         2002
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................  $     210,169    $     842,938
                                                              -------------    -------------
       Change in net assets resulting from operations.......        210,169          842,938
                                                              -------------    -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................       (171,331)        (734,664)
  Dividends paid to Class D stockholders:
       From net investment income...........................        (38,838)        (108,274)
                                                              -------------    -------------
          Total dividends paid to stockholders..............       (210,169)        (842,938)
                                                              -------------    -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................    141,663,301      348,087,003
     Shares issued to stockholders in reinvestment of
      dividends.............................................        177,255          648,460
     Cost of shares repurchased.............................   (149,128,138)    (363,655,739)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................     98,438,599      127,098,202
     Shares issued to stockholders in reinvestment of
      dividends.............................................         23,323           47,264
     Cost of shares repurchased.............................    (90,550,180)    (120,893,245)
                                                              -------------    -------------
       Net increase (decrease) in net assets from capital
        transactions........................................        624,160       (8,668,055)
                                                              -------------    -------------
       Total increase (decrease) in net assets..............        624,160       (8,668,055)
Net Assets:
  Beginning of year.........................................     45,609,904       54,277,959
                                                              -------------    -------------
  End of year...............................................  $  46,234,064    $  45,609,904
                                                              =============    =============

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        ADJUSTABLE RATE
                                                                      MORTGAGE (ARM) FUND
                                                              -----------------------------------
                                                              SIX MONTHS ENDED
                                                                 APRIL 30,          YEAR ENDED
                                                                    2003            OCTOBER 31,
                                                                (UNAUDITED)            2002
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................  $    36,563,542     $    76,561,186
     Net realized gains (losses) from investments...........        4,298,331           7,690,298
     Change in unrealized appreciation/depreciation from
       investments..........................................        6,380,500            (726,538)
                                                              ---------------     ---------------
       Change in net assets resulting from operations.......       47,242,373          83,524,946
                                                              ---------------     ---------------
  Dividends paid to stockholders:
     From net investment income.............................      (47,823,152)        (87,602,582)
                                                              ---------------     ---------------
       Total dividends paid to stockholders.................      (47,823,152)        (87,602,582)
                                                              ---------------     ---------------
  Capital Transactions:
     Proceeds from sale of shares...........................    2,743,017,010       3,458,666,524
     Shares issued to stockholders in reinvestment of
       dividends............................................       31,396,689          53,723,023
     Cost of shares repurchased.............................   (1,738,552,372)     (2,183,181,013)
                                                              ---------------     ---------------
       Change in net assets from capital transactions.......    1,035,861,327       1,329,208,534
                                                              ---------------     ---------------
       Change in net assets.................................    1,035,280,548       1,325,130,898
Net Assets:
  Beginning of year.........................................    3,389,975,378       2,064,844,480
                                                              ---------------     ---------------
  End of year...............................................  $ 4,425,255,926     $ 3,389,975,378
                                                              ===============     ===============

--------------------------------------------------------------------------------
(a) Commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                          ULTRA SHORT FUND
                                                                ------------------------------------
                                                                SIX MONTHS ENDED
                                                                   APRIL 30,          NOVEMBER 14,
                                                                      2003            2001 (A) TO
                                                                  (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................     $   2,296,305       $   4,364,900
     Net realized gains (losses) from investments...........           154,794             189,228
     Change in unrealized appreciation/depreciation from
       investments..........................................         1,059,844             336,522
                                                                 -------------       -------------
       Change in net assets resulting from operations.......         3,510,943           4,890,650
                                                                 -------------       -------------
  Dividends paid to stockholders:
     From net investment income.............................        (3,161,809)         (5,973,806)
                                                                 -------------       -------------
       Total dividends paid to stockholders.................        (3,161,809)         (5,973,806)
                                                                 -------------       -------------
  Capital Transactions:
     Proceeds from sale of shares...........................       125,202,106         494,150,334
     Shares issued to stockholders in reinvestment of
       dividends............................................         1,871,559           3,304,993
     Cost of shares repurchased.............................      (123,676,612)       (209,256,067)
                                                                 -------------       -------------
       Change in net assets from capital transactions.......         3,397,053         288,199,260
                                                                 -------------       -------------
       Change in net assets.................................         3,746,187         287,116,104
Net Assets:
  Beginning of year.........................................       287,116,104                  --
                                                                 -------------       -------------
  End of year...............................................     $ 290,862,291       $ 287,116,104
                                                                 =============       =============

--------------------------------------------------------------------------------
(a) Commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       SHORT U.S. GOVERNMENT FUND         INTERMEDIATE MORTGAGE FUND       U.S. GOVERNMENT MORTGAGE FUND
---------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED                   SIX MONTHS ENDED                   SIX MONTHS ENDED
       APRIL 30,        YEAR ENDED        APRIL 30,        YEAR ENDED        APRIL 30,        YEAR ENDED
          2003          OCTOBER 31,          2003          OCTOBER 31,          2003         OCTOBER 31,
      (UNAUDITED)          2002          (UNAUDITED)          2002          (UNAUDITED)          2002
---------------------------------------------------------------------------------------------------------
      $  2,413,930     $   5,977,703    $   4,294,629     $   9,198,360     $  2,492,151     $  4,821,263
           144,052         1,231,346            8,394           126,957         (184,951)         107,599
            64,246          (739,164)         483,289        (1,135,402)         540,264         (661,601)
      ------------     -------------    -------------     -------------     ------------     ------------
         2,622,228         6,469,885        4,786,312         8,189,915        2,847,464        4,267,261
      ------------     -------------    -------------     -------------     ------------     ------------
        (2,720,797)       (6,540,177)      (5,206,066)       (9,657,659)      (2,807,236)      (5,015,711)
      ------------     -------------    -------------     -------------     ------------     ------------
        (2,720,797)       (6,540,177)      (5,206,066)       (9,657,659)      (2,807,236)      (5,015,711)
      ------------     -------------    -------------     -------------     ------------     ------------
        78,742,365       152,488,315      204,630,953       216,826,116      130,047,501       47,210,000
         1,535,270         4,118,203        1,809,328         3,976,778        1,536,871        2,930,281
       (41,992,579)     (185,998,683)    (121,212,891)     (183,581,377)     (69,035,255)     (60,950,579)
      ------------     -------------    -------------     -------------     ------------     ------------
        38,285,056       (29,392,165)      85,227,390        37,221,517       62,549,117      (10,810,298)
      ------------     -------------    -------------     -------------     ------------     ------------
        38,186,487       (29,462,457)      84,807,636        35,753,773       62,589,345      (11,558,748)
       162,169,933       191,632,390      240,644,573       204,890,800       94,154,206      105,712,954
      ------------     -------------    -------------     -------------     ------------     ------------
      $200,356,420     $ 162,169,933    $ 325,452,209     $ 240,644,573     $156,743,551     $ 94,154,206
      ============     =============    =============     =============     ============     ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS I SHARES
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED
                                     APRIL 30,                      YEAR ENDED OCTOBER 31,
                                       2003        --------------------------------------------------------
                                    (UNAUDITED)      2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year............................   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     --------      --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income...........     0.0050        0.0152      0.0441      0.0578      0.0480      0.0523
  Net realized losses from
     investments..................         --            --          --          --(a)       --          --
                                     --------      --------    --------    --------    --------    --------
     Total from investment
       operations.................     0.0050        0.0152      0.0441      0.0578      0.0480      0.0523
                                     --------      --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income...    (0.0050)      (0.0152)    (0.0441)    (0.0578)    (0.0480)    (0.0523)
     From net realized gains......         --            --          --          --          --(a)       --
                                     --------      --------    --------    --------    --------    --------
Change in net asset value.........         --            --          --          --          --          --
                                     --------      --------    --------    --------    --------    --------
Net asset value, end of year......   $   1.00      $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     ========      ========    ========    ========    ========    ========
Total return......................      0.50%(b)      1.54%       4.50%       5.93%       4.94%       5.35%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's).......................   $ 23,283      $ 30,571    $ 45,491    $ 48,202    $ 92,074    $ 58,445
  Ratio of expenses to average net
     assets.......................      0.25%(c)      0.26%       0.30%       0.30%       0.25%       0.25%
  Ratio of net investment income
     to average net assets........      1.01%(c)      1.53%       4.31%       5.74%       4.81%       5.22%
  Ratio of expenses to average net
     assets*......................      0.40%(c)      0.41%       0.45%       0.45%       0.40%       0.40%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Net realized losses per share and/or distributions from net realized gains were less than $0.00005.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET FUND CLASS D SHARES
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                         ENDED          YEAR           YEAR        DECEMBER 19,
                                                       APRIL 30,        ENDED          ENDED        1999(A) TO
                                                         2003        OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                      (UNAUDITED)       2002           2001            2000
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..................   $   1.00       $   1.00       $   1.00        $   1.00
                                                       --------       --------       --------        --------
Income from investment operations:
  Net investment income.............................     0.0026         0.0104         0.0397          0.0466
  Net realized losses from investments..............         --             --             --              --(b)
                                                       --------       --------       --------        --------
     Total from investment operations...............     0.0026         0.0104         0.0397          0.0466
                                                       --------       --------       --------        --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.....................    (0.0026)       (0.0104)       (0.0397)        (0.0466)
                                                       --------       --------       --------        --------
Change in net asset value...........................         --             --             --              --
                                                       --------       --------       --------        --------
Net asset value, end of year........................   $   1.00       $   1.00       $   1.00        $   1.00
                                                       ========       ========       ========        ========
Total return........................................      0.26%(c)       1.05%          4.04%           4.74%(d)
Ratios/Supplemental data:
  Net assets, end of year (in 000's)................   $ 22,951       $ 15,039       $  8,787        $  3,388
  Ratio of expenses to average net assets...........      0.75%(e)       0.75%          0.75%           0.75%(e)
  Ratio of net investment income to average net
     assets.........................................      0.51%(e)       1.04%          3.46%           5.66%(e)
  Ratio of expenses to average net assets*..........      0.85%(e)       0.86%          0.91%           0.94%(e)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Net realized losses per share was less than $0.00005.

(c) Not annualized.

(d) Represents the total return for the period from December 19, 1999 to October 31, 2000.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                               SIX MONTHS
                                  ENDED
                                APRIL 30,                        YEAR ENDED OCTOBER 31,
                                  2003        ------------------------------------------------------------
                               (UNAUDITED)       2002         2001+         2000        1999        1998
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year.......................  $     9.95     $     9.97    $     9.86    $   9.84    $   9.91    $   9.99
                               ----------     ----------    ----------    --------    --------    --------
Income from investment
  operations:
  Net investment income......      0.0963         0.2947        0.5319      0.6048      0.5290      0.5676
  Net realized and unrealized
     gains (losses) from
     investments.............      0.0229         0.0124        0.1386      0.0233     (0.0700)    (0.0800)
                               ----------     ----------    ----------    --------    --------    --------
     Total from investment
       operations............      0.1192         0.3071        0.6705      0.6281      0.4590      0.4876
                               ----------     ----------    ----------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income................     (0.1192)       (0.3271)      (0.5605)    (0.6129)    (0.5290)    (0.5676)
                               ----------     ----------    ----------    --------    --------    --------
Change in net asset value....          --          (0.02)         0.11        0.02       (0.07)      (0.08)
                               ----------     ----------    ----------    --------    --------    --------
Net asset value, end of
  year.......................  $     9.95     $     9.95    $     9.97    $   9.86    $   9.84    $   9.91
                               ==========     ==========    ==========    ========    ========    ========
Total return.................       1.20%(a)       3.13%         6.98%       6.63%       4.73%       5.00%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's)..................  $4,425,256     $3,389,975    $2,064,844    $681,652    $877,608    $895,550
  Ratio of expenses to
     average net assets......       0.45%(b)       0.45%         0.49%       0.48%       0.48%       0.49%
  Ratio of net investment
     income to average net
     assets..................       1.84%(b)       2.91%         5.37%       6.22%       5.34%       5.70%
  Ratio of expenses to
     average net assets*.....       0.72%(b)       0.75%         0.79%       0.78%       0.78%       0.79%
  Portfolio turnover rate....         48%           107%           72%         67%         51%         53%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

 + Net investment income is based on average shares outstanding through the period.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ULTRA SHORT FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED       NOVEMBER 14,
                                                               APRIL 30,      2001(A) TO
                                                                 2003        OCTOBER 31,
                                                              (UNAUDITED)        2002
-----------------------------------------------------------------------------------------
Net asset value, beginning of year..........................   $   9.95        $  10.00
                                                               --------        --------
Income from investment operations:
  Net investment income.....................................     0.0822          0.2204
  Net realized and unrealized gains on investments..........     0.0496          0.0058
                                                               --------        --------
     Total from investment operations.......................     0.1318          0.2262
                                                               --------        --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............................    (0.1118)        (0.2762)
                                                               --------        --------
       Total distributions to stockholders..................    (0.1118)        (0.2762)
                                                               --------        --------
Change in net asset value...................................       0.02           (0.05)
                                                               --------        --------
Net asset value, end of period..............................   $   9.97        $   9.95
                                                               ========        ========
Total return................................................      1.33%(b)        2.29%
Ratios/Supplemental data:
  Net assets, end of period (in 000's)......................   $290,862        $287,116
  Ratio of expenses to average net assets...................      0.46%(c)        0.50%
  Ratio of net investment income to average net assets......      1.64%(c)        2.11%
  Ratio of expenses to average net assets*..................      0.76%(c)        0.80%
  Portfolio turnover rate...................................        56%            127%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED
                                     APRIL 30,                      YEAR ENDED OCTOBER 31,
                                       2003        --------------------------------------------------------
                                    (UNAUDITED)      2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year............................   $  10.78      $  10.75    $  10.34    $  10.36    $  10.66    $  10.55
                                     --------      --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income...........     0.1471        0.3512      0.5652      0.5973      0.5600      0.6144
  Net realized and unrealized
     gains (losses) from
     investments..................     0.0069        0.0674      0.4086     (0.0240)    (0.3000)     0.1100
                                     --------      --------    --------    --------    --------    --------
     Total from investment
       operations.................     0.1540        0.4186      0.9738      0.5733      0.2600      0.7244
                                     --------      --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income...    (0.1640)      (0.3886)    (0.5638)    (0.5976)    (0.5600)    (0.6144)
                                     --------      --------    --------    --------    --------    --------
Change in net asset value.........      (0.01)         0.03        0.41       (0.02)      (0.30)       0.11
                                     --------      --------    --------    --------    --------    --------
Net asset value, end of year......   $  10.77      $  10.78    $  10.75    $  10.34    $  10.36    $  10.66
                                     ========      ========    ========    ========    ========    ========
Total return......................      1.44%(a)      3.98%       9.66%       5.77%       2.51%       7.08%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's).......................   $200,356      $162,170    $191,632    $ 96,098    $114,840    $114,240
  Ratio of expenses to average net
     assets.......................      0.48%(b)      0.49%       0.51%       0.51%       0.49%       0.50%
  Ratio of net investment income
     to average net assets........      2.72%(b)      3.35%       5.25%       5.79%       5.35%       5.83%
  Portfolio turnover rate.........        34%           75%         54%        138%        155%         84%

--------------------------------------------------------------------------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED
                                     APRIL 30,                      YEAR ENDED OCTOBER 31,
                                       2003        --------------------------------------------------------
                                    (UNAUDITED)      2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year............................   $   9.79      $   9.83    $   9.33    $   9.33    $   9.66    $   9.62
                                     --------      --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income...........     0.1404        0.4155      0.5675      0.5754      0.5490      0.5932
  Net realized and unrealized
     gains (losses) from
     investments..................     0.0066       (0.0213)     0.4861      0.0051     (0.3300)     0.0761
                                     --------      --------    --------    --------    --------    --------
     Total from investment
       operations.................     0.1470        0.3942      1.0536      0.5805      0.2190      0.6693
                                     --------      --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income...    (0.1670)      (0.4342)    (0.5536)    (0.5795)    (0.5490)    (0.5932)
     In excess of net investment
       income.....................         --            --          --          --          --     (0.0361)
                                     --------      --------    --------    --------    --------    --------
       Total distributions to
          stockholders............    (0.1670)      (0.4342)    (0.5536)    (0.5795)    (0.5490)    (0.6293)
                                     --------      --------    --------    --------    --------    --------
Change in net asset value.........      (0.02)        (0.04)       0.50        0.00       (0.33)       0.04
                                     --------      --------    --------    --------    --------    --------
Net asset value, end of year......   $   9.77      $   9.79    $   9.83    $   9.33    $   9.33    $   9.66
                                     ========      ========    ========    ========    ========    ========
Total return......................      1.51%(a)      4.13%      11.59%       6.47%       2.32%       7.18%
Ratios/Supplemental data:
  Net assets, end of year (in
     000's).......................   $325,452      $240,645    $204,891    $ 90,768    $101,710    $ 99,438
  Ratio of expenses to average net
     assets.......................      0.46%(b)      0.47%       0.50%       0.51%       0.48%       0.49%
  Ratio of net investment income
     to average net assets........      2.83%(b)      4.28%       5.74%       6.25%       5.78%       6.17%
  Ratio of expenses to average net
     assets*......................      0.56%(b)      0.57%       0.60%       0.61%       0.58%       0.59%
  Portfolio turnover rate.........        39%           54%         47%        110%         90%         69%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED
                                     APRIL 30,                      YEAR ENDED OCTOBER 31,
                                       2003        --------------------------------------------------------
                                    (UNAUDITED)      2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year............................   $  10.77      $  10.83    $  10.27    $  10.26    $  10.73    $  10.67
                                     --------      --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income...........     0.1958        0.5116      0.6381      0.6646      0.6416      0.6947
  Net realized and unrealized
     gains (losses) on
     investments..................     0.0417       (0.0377)     0.5590      0.0109     (0.4726)     0.0877
                                     --------      --------    --------    --------    --------    --------
     Total from investment
       operations.................     0.2375        0.4739      1.1971      0.6755      0.1690      0.7824
                                     --------      --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income...    (0.2275)      (0.5339)    (0.6371)    (0.6682)    (0.6390)    (0.6947)
     In excess of net investment
       income.....................         --            --          --          --          --     (0.0277)
                                     --------      --------    --------    --------    --------    --------
       Total distributions to
          stockholders............    (0.2275)      (0.5339)    (0.6371)    (0.6682)    (0.6390)    (0.7224)
                                     --------      --------    --------    --------    --------    --------
Change in net asset value.........       0.01         (0.06)       0.56        0.01       (0.47)       0.06
                                     --------      --------    --------    --------    --------    --------
Net asset value, end of period....   $  10.78      $  10.77    $  10.83    $  10.27    $  10.26    $  10.73
                                     ========      ========    ========    ========    ========    ========
Total return......................      2.23%(a)      4.54%      11.99%       6.90%       1.63%       7.58%
Ratios/Supplemental data:
  Net assets, end of period (in
     000's).......................   $156,744      $ 94,154    $105,713    $ 71,449    $ 87,250    $ 80,174
  Ratio of expenses to average net
     assets.......................      0.46%(b)      0.47%       0.50%       0.52%       0.52%       0.53%
  Ratio of net investment income
     to average net assets........      3.74%(b)      4.80%       6.09%       6.53%       6.13%       6.48%
  Portfolio turnover rate.........        54%           82%         86%        127%         73%         93%

--------------------------------------------------------------------------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

Asset Management Fund (the "Trust") was reorganized as a Delaware Statutory Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management company. As of April 30, 2003, the Trust is authorized to issue an unlimited number of shares in six separate Funds, the Money Market Fund, the Adjustable Rate Mortgage (ARM) Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Funds, except the Money Market Fund, offers a single class of shares. The Money Market Fund is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Fund represents identical interests in the Fund and has the same rights except that
(i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Fund:

  Fund securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

  Adjustable Rate Mortgage (ARM) Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund, and U.S. Government Mortgage Fund:

  For purposes of determining the net asset value per share of each Fund, investments for which market quotations are readily available are valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. Securities for which market quotations are not readily available, and other assets, are valued at fair value using methods determined in good faith by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost. The Board of Trustees will review valuation methods regularly in order to determine their appropriateness.

REPURCHASE AGREEMENTS

  Eligible Fund investments may be purchased from primary government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Fund will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Fund's custodian.

SECURITIES PURCHASED ON A
WHEN-ISSUED BASIS

  Each Fund, except the Money Market Fund, may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby creating

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. A Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each Fund from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, amortization and accretion is recognized based on the effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Shay Assets Management, Inc. (SAMI) serves the Trust as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Fund as follows:

  The investment advisory fee rate for the Money Market Fund is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion.

  The investment advisory fee rate for the Adjustable Rate Mortgage (ARM) Fund is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

  The investment advisory fee rate for the Ultra Short Fund is .45% of the average daily net assets. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

  The investment advisory fee rate for each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

  The investment advisory fee rate for the Intermediate Mortgage Fund is .35% of the first $500 million, .275% of the next $500 million, .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser is currently voluntarily waiving a portion of its fee so that the Fund pays .25% of average daily net assets.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to the Money Market Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, to the extent that the daily ratio of operating expenses to average daily net assets of each Fund exceeds .75%.

  Shay Financial Services, Inc. (SFSI) serves the Trust as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Trust.

  As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of each fund as follows:

  The distribution fee rate for each of the Money Market Fund Class I Shares and Short U.S. Government Fund is based upon an annual percentage of the combined average daily net assets of both funds and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. The Distributor is currently voluntarily waiving its entire 12b-1 fee for the Class I Shares of the Money Market Fund. The Money Market distribution fee waiver amounted to $25,321 for Class I Shares for the period ended April 30, 2003.

  The distribution fee rate for the Money Market Class D Shares is .60% of average daily net assets. The Distributor is currently voluntarily waiving a portion of the 12b-1 fees so that Total Fund Operating Expenses do not exceed 0.75% of average daily net assets. The Money Market distribution fee waiver amounted to $7,933 for Class D Shares for the period ended April 30, 2003.

  The distribution fee rate for the Adjustable Rate Mortgage (ARM) Fund and the Ultra Short Fund, computed separately, is .25% of average daily net assets. The Distributor is currently voluntarily waiving a portion of its fee so that the Fund pays .15% of average daily net assets for the Adjustable Rate Mortgage
(ARM) Fund and the Ultra Short Fund.

  The distribution fee rate for each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. ("BISYS, Ohio"), serves the Trust as administrator (the "Administrator") and transfer agent (the "Transfer Agent"). BISYS, Ohio is a subsidiary of The BISYS Group, Inc. The administration fee rate for each of the Funds, computed separately, is as follows: .03% of the first $1 billion, .02% of the next $1 billion, and .01% of such net assets in excess of $2 billion.

  As compensation, the Trust pays the Transfer Agent, a monthly fee, in accordance with the Transfer Agency plan adopted by the Trust.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

C. Transactions in shares of the Trust for the periods ended April 30, 2003 and October 31, 2002, were as follows:
--------------------------------------------------------------------------------

                                                                         MONEY MARKET FUND
                                                                ------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 APRIL 30, 2003     OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................       141,663,301         348,087,003
  Shares issued to stockholders in reinvestment dividends...           177,255             648,460
  Shares repurchased........................................      (149,128,137)       (363,655,739)
                                                                  ------------        ------------
  Net increase (decrease)...................................        (7,287,581)        (14,920,276)
  Shares outstanding
     Beginning of period....................................        30,581,908          45,502,184
                                                                  ------------        ------------
     End of period..........................................        23,294,327          30,581,908
                                                                  ============        ============
Share transactions Class D:
  Sale of shares............................................        98,438,599         127,098,202
  Shares issued to stockholders in reinvestment dividends...            23,323              47,264
  Shares repurchased........................................       (90,550,180)       (120,893,245)
                                                                  ------------        ------------
  Net increase..............................................         7,911,742           6,252,221
  Shares outstanding
     Beginning of period....................................        15,039,539           8,787,318
                                                                  ------------        ------------
     End of period..........................................        22,951,280          15,039,539
                                                                  ============        ============

--------------------------------------------------------------------------------

                                            ADJUSTABLE RATE MORTGAGE
                                                (ARM) PORTFOLIO                           ULTRA SHORT FUND
                                      -------------------------------------------------------------------------------
                                         SIX MONTHS                                SIX MONTHS
                                           ENDED             YEAR ENDED              ENDED            PERIOD ENDED
                                       APRIL 30, 2003     OCTOBER 31, 2002       APRIL 30, 2003     OCTOBER 31, 2002*
---------------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares..................       275,709,308         347,597,471           12,561,605           49,486,088
  Shares issued to stockholders in
     reinvestment of dividends....         3,155,442           5,397,406              187,787              330,998
  Shares repurchased..............      (174,745,046)       (219,444,526)         (12,410,832)         (20,969,810)
                                        ------------        ------------          -----------          -----------
  Net increase (decrease).........       104,119,704         133,550,351              338,560           28,847,276
  Shares outstanding
     Beginning of period..........       340,612,639         207,062,288           28,847,277                 1.00
                                        ------------        ------------          -----------          -----------
     End of period................       444,732,343         340,612,639           29,185,837           28,847,277
                                        ============        ============          ===========          ===========

--------------------------------------------------------------------------------
* Period from November 14, 2001 (commencement of operations) to October 31,
  2002.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

                                            SHORT U.S. GOVERNMENT FUND                INTERMEDIATE MORTGAGE FUND
                                       ------------------------------------------------------------------------------
                                          SIX MONTHS                                SIX MONTHS
                                            ENDED             YEAR ENDED              ENDED             YEAR ENDED
                                        APRIL 30, 2003     OCTOBER 31, 2002       APRIL 30, 2003     OCTOBER 31, 2002
---------------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares...................        7,317,688          14,219,122            20,953,818          22,226,248
  Shares issued to stockholders in
     reinvestment of dividends.....          142,640             384,872               185,154             409,090
  Shares repurchased...............       (3,900,445)        (17,388,766)          (12,421,596)        (18,892,803)
                                          ----------         -----------           -----------         -----------
  Net increase (decrease)..........        3,559,883          (2,784,772)            8,717,376           3,742,535
  Shares outstanding
     Beginning of period...........       15,043,687          17,828,459            24,588,774          20,846,239
                                          ----------         -----------           -----------         -----------
     End of period.................       18,603,570          15,043,687            33,306,150          24,588,774
                                          ==========         ===========           ===========         ===========

--------------------------------------------------------------------------------

                                                                   U.S. GOVERNMENT MORTGAGE FUND
                                                                ------------------------------------
                                                                   SIX MONTHS
                                                                     ENDED             YEAR ENDED
                                                                 APRIL 30, 2003     OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares............................................       12,070,698           4,399,610
  Shares issued to stockholders in reinvestment of
     dividends..............................................          142,784             274,729
  Shares repurchased........................................       (6,414,775)         (5,693,438)
                                                                   ----------          ----------
  Net increase (decrease)...................................       (5,798,707)         (1,019,099)
  Shares outstanding
     Beginning of period....................................        8,739,167           9,758,266
                                                                   ----------          ----------
     End of period..........................................       14,537,875           8,739,167
                                                                   ==========          ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

D. At April 30, 2003, Net Assets consisted of the following:
--------------------------------------------------------------------------------

                                      ADJUSTABLE RATE                      SHORT U.S.
                       MONEY MARKET   MORTGAGE (ARM)      ULTRA SHORT      GOVERNMENT     INTERMEDIATE     U.S. GOVERNMENT
                           FUND            FUND              FUND             FUND        MORTGAGE FUND     MORTGAGE FUND
--------------------------------------------------------------------------------------------------------------------------
Capital..............  $46,248,808    $4,428,423,049     $291,541,184     $200,963,095    $327,612,809      $156,881,850
Accumulated net
  investment
  income/(loss)......           --       (14,723,659)        (887,741)        (271,250)       (978,764)          (95,164)
Accumulated net
  realized
  gain/(loss)........      (14,744)      (12,376,570)      (1,187,518)      (4,139,010)     (7,410,033)       (4,417,265)
Net unrealized
  appreciation/
  (depreciation) of
  investments........           --        23,933,106        1,396,366        3,803,585       6,228,197         4,374,130
                       -----------    --------------     ------------     ------------    ------------      ------------
                       $46,234,064    $4,425,255,926     $290,862,291     $200,356,420    $325,452,209      $156,743,551
                       ===========    ==============     ============     ============    ============      ============

--------------------------------------------------------------------------------

E. At April 30, 2003, liabilities for the Funds included:
--------------------------------------------------------------------------------

                                             ADJUSTABLE
                                                RATE
                                              MORTGAGE                    SHORT U.S.    INTERMEDIATE
                             MONEY MARKET      (ARM)       ULTRA SHORT    GOVERNMENT      MORTGAGE      U.S. GOVERNMENT
                                 FUND           FUND          FUND           FUND           FUND         MORTGAGE FUND
-----------------------------------------------------------------------------------------------------------------------
Investment advisory fee
  payable..................       6,304         928,338        61,997        41,877         69,693           35,941
Administration fee
  payable..................         124           6,137           717           501            801              388
Distribution fee payable...       8,338         557,005        37,199        25,126         41,816           21,565
Distributions payable......      31,722       7,957,399       503,585       464,092        813,278          573,088
Other liabilities..........      15,871         422,251        30,287        35,517         23,721           16,562

--------------------------------------------------------------------------------

F. For the six months ended April 30, 2003, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                          ADJUSTABLE RATE                    SHORT U.S.                      U.S. GOVERNMENT
                          MORTGAGE (ARM)     ULTRA SHORT     GOVERNMENT     INTERMEDIATE        MORTGAGE
                               FUND              FUND           FUND        MORTGAGE FUND         FUND
------------------------------------------------------------------------------------------------------------
Purchases...............  $2,612,308,570     $174,396,015    $92,546,751    $189,092,491      $124,416,974
                          ==============     ============    ===========    ============      ============
Sales and Maturities....  $1,254,594,663     $141,042,683    $55,115,276    $106,168,601      $ 65,245,130
                          ==============     ============    ===========    ============      ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             ASSET MANAGEMENT FUND

                 TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND

Officers and Interested Trustees. The table below sets forth certain information about each of the Trust's Interested Trustees, as well as its officers.
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                POSITION(S)   TERM OF OFFICE;                                  IN FUND              OTHER
                                   HELD         TERM SERVED       PRINCIPAL OCCUPATION(S)      COMPLEX        DIRECTORSHIPS(1)
    NAME, ADDRESS AND AGE       WITH TRUST       IN OFFICE          DURING PAST 5 YEARS        OVERSEEN             HELD
----------------------------------------------------------------------------------------------------------------------------------
Richard M. Amis..............  Trustee          Indefinite     President, First Federal           6                 None
630 Clarksville Street                                         Community Bank since 1984;
Paris, TX 75460                                                Director, First Financial
Age: 52                                                        Trust Company
Arthur G. De Russo...........  Trustee          Indefinite     Retired; Chief Executive           6                 None
5397 S.E. Major Way                                            Officer, Eastern Financial
Stuart, FL 34997                                               Federal Credit Union Trust
Age: 81                                                        Co., Inc. from 1974 to 1992
David F. Holland.............  Trustee          Indefinite     Chairman of the Board, Chief       7           M.S.B. Fund, Inc.
17 New England Executive Park                                  Executive Officer and
Burlington, MA 01803                                           President of BostonFed
Age: 61                                                        Bancorp Inc.
William A. McKenna, Jr. .....  Trustee          Indefinite     Chairman and Chief Executive       8          M.S.B. Fund, Inc.;
890 Village Green                                              Officer Ridgewood Savings                    Asset Management Fund
Westfield, NJ 07090                                            Bank                                         Large Capital Equity
Age: 66                                                                                                      Institutional Fund,
                                                                                                                    Inc.
Rodger D. Shay, Jr. .........  Trustee          Indefinite     President, Shay Financial          6                 None
1000 Brickell Avenue                                           Services, Inc. since 1997.
Miami, FL 33131
Age: 43
Gerald J. Levy...............  Trustee and      Indefinite     Chairman and Chief Executive       6                 None
4000 W. Brown Deer Road        Vice Chairman                   Officer, Guaranty Bank,
Milwaukee, WI 53209                                            F.S.B. since 1984
Age: 71
Rodger D. Shay, Sr. .........  Trustee and      Indefinite     Chairman and Director of Shay      7           M.S.B. Fund, Inc.
1000 Brickell Avenue           Chairman                        Assets Management, Inc. since
Miami, FL 33131                                                August 1997
Age: 66
Edward E. Sammons, Jr. ......  President        Indefinite     President of Shay Assets                             None
230 West Monroe Street                                         Management, Inc. since August
Chicago, IL 60606                                              1997
Age: 63
Robert T. Podraza............  Vice             Indefinite     Vice President of Shay Assets                        None
230 West Monroe Street         President and                   Management, Inc. since 1990
Chicago, IL 60606              Assistant
Age: 58                        Treasurer

--------------------------------------------------------------------------------
                             ASSET MANAGEMENT FUND

           TRUSTEES AND OFFICERS OF ASSET MANAGEMENT FUND (CONTINUED)

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                POSITION(S)   TERM OF OFFICE;                                  IN FUND              OTHER
                                   HELD         TERM SERVED       PRINCIPAL OCCUPATION(S)      COMPLEX        DIRECTORSHIPS(1)
    NAME, ADDRESS AND AGE       WITH TRUST       IN OFFICE          DURING PAST 5 YEARS        OVERSEEN             HELD
----------------------------------------------------------------------------------------------------------------------------------
Trent M. Statczar............  Treasurer        Indefinite     Financial Services Director,                         None
3435 Stelzer Road                                              BISYS Since September 2000;
Columbus, OH 43219                                             Financial Services Manager,
Age: 31                                                        January 1998 to September
                                                               2000; Financial Services
                                                               Assoc. Manager, November 1997
                                                               to January 1998
Daniel K. Ellenwood..........  Secretary        Indefinite     Secretary of the Fund since                          None
230 West Monroe Street                                         April 1998; Operations
Chicago, IL 60606                                              Manager, Shay Assets
Age: 34                                                        Management, Inc. since
                                                               November 1997
Christine A. Cwik............  Assistant        Indefinite     Executive Secretary, Shay                            None
230 West Monroe Street         Secretary                       Assets Management, Inc. since
Chicago, IL 60606                                              February 1997
Age: 53
Alaina V. Metz...............  Assistant        Indefinite     Vice President, BISYS Since                          None
3435 Stelzer Road              Secretary and                   January 2002; Chief Admin,
Columbus, OH 43219             Assistant                       Officer June 1995 to January
Age: 36                        Treasurer                       2002

--------------------------------------------------------------------------------
(1) Directorships held in (A) any other investment companies registered under the 1940 Act, (B) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (C) any company subject to the requirements of Section 15(d) of the Exchange Act.

                             ASSET MANAGEMENT FUND
                         SHAY FINANCIAL SERVICES, INC.
                      NOTICE OF PRIVACY POLICY & PRACTICES

  Asset Management Fund ("AMF") and Shay Financial Services, Inc., the distributor of the Fund, ("Shay") recognize and respect the privacy expectations of our shareholders. We do not sell information about current or former customers or their accounts to third parties. We provide this notice to you so that you will know what kinds of information we collect about shareholders of the Fund and the circumstances in which that information may be disclosed.

COLLECTION OF CUSTOMER INFORMATION

  We collect nonpublic personal information about our shareholders from the following sources:

  - Account Applications, shareholder profiles and other forms, which may include a shareholder's name, address, social security number, and information about a shareholder's investment goals and risk tolerance

  - Account History, for example, copies of confirmations or statements which may include information about investment transactions or the balances in a shareholder's account

  - Correspondence, written, telephonic or electronic between a shareholder and AMF or Shay

DISCLOSURE OF CUSTOMER INFORMATION

  We will not disclose any of the shareholder information we collect to third parties who are not affiliated with the Fund or Shay other than to:

  - to effect or administer transactions at your request

  - as permitted by law -- for example, to service providers to the Fund, in connection with an audit or examination, or to respond to a subpoena or similar legal process

  Shay may disclose any of the shareholder information it collects to its affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of customer accounts and to inform clients of financial products and services that might be of interest.

SECURITY OF CUSTOMER INFORMATION

  We maintain policies and procedures designed to assure only appropriate access to, and use of shareholder information and physical, electronic and procedural safeguards to protect nonpublic personal information of our shareholders. And we require service providers to the Fund to maintain similar policies and procedures.

  We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
For general information about any of the Portfolios offered by Asset Management Fund including fees and expenses, please send for a prospectus and read it carefully before you invest.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South, Irving TX 75063
800-442-9825

1000 Stonewood Drive/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07901
800-553-6159

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------
To obtain performance data and place purchase orders, call toll free
800-527-3713.

                                     NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, PA 19103

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There are no significant deficiencies or material weaknesses in the registrant's internal controls as of the date of their most recent evaluation, and there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the most recent evaluation.


ITEM 10. EXHIBITS.

         File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

         (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Asset Management Fund
            -----------------------------------------------------------------------------------------------

By (Signature and Title)* /s/  Trent M. Statczar                   Trent M. Statczar, Treasurer
                         ----------------------------------------------------------------------------------

Date    June 18, 2003
       ------------------
         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Trent M. Statczar                   Trent M. Statczar, Treasurer
                         ----------------------------------------------------------------------------------

Date    June 18, 2003
       ------------------

By (Signature and Title)*  /s/  Edward E. Sammons, Jr.             Edward E. Sammons, Jr., President
                         ----------------------------------------------------------------------------------

Date     June 18, 2003
        -----------------


* Print the name and title of each signing officer under his or her signature.

                                       3